Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the SEC’s disclosure requirements regarding Pay Versus Performance (“PVP”), this section presents the SEC-defined Compensation Actually Paid (“CAP”). Also required by the SEC, this section compares CAP to various measures used to gauge performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income ($)	Return-on- Common Equity (%) (4)
2025	6,016,006	6,677,585	1,494,016	1,910,093	109	153	205,902,000	13.29%
2024	4,285,301	4,360,536	1,384,490	919,052	109	143	149,994,000	10.85%
2023	4,627,918	4,381,686	1,540,927	1,701,848	106	127	171,202,000	13.89%
2022	6,056,524	5,674,791	2,661,358	2,487,102	108	127	225,804,000	17.83%
2021	7,339,234	8,082,521	3,143,609	3,227,437	113	137	253,372,000	17.92%
(1)Reflects compensation for our Chairman and Chief Executive Officer, Peter S. Ho, who served as our Principal Executive Officer (PEO) in 2021, 2022, 2023. 2024, and 2025.
(2)Reflects compensation for Dean Y. Shigemura, Sharon M. Crofts, James C. Polk, and Mary E. Sellers in 2021; Dean Y. Shigemura, Marco A. Abbruzzese, James C. Polk, and Mary E. Sellers in 2022; Dean Y. Shigemura, Marco A. Abbruzzese, Matthew K.M. Emerson, and S. Bradley Shairson in 2023; Dean Y. Shigemura, Patrick M. McGuirk, S. Bradley Shairson, and James C. Polk in 2024; Bradley S. Satenberg, Dean Y. Shigemura, S. Bradley Shairson, Marco A. Abbruzzese and Patrick M. McGuirk in 2025, as shown in the Summary Compensation Table for each respective year.
(3)Peer Group used for TSR comparisons reflects the KBW Regional Bank Index.
(4)Return-on-Common-Equity is generally defined as the net income available to common shareholders as a percent of average common equity.

Company Selected Measure Name	Return-on-Common-Equity
Named Executive Officers, Footnote
(1)Reflects compensation for our Chairman and Chief Executive Officer, Peter S. Ho, who served as our Principal Executive Officer (PEO) in 2021, 2022, 2023. 2024, and 2025.
(2)Reflects compensation for Dean Y. Shigemura, Sharon M. Crofts, James C. Polk, and Mary E. Sellers in 2021; Dean Y. Shigemura, Marco A. Abbruzzese, James C. Polk, and Mary E. Sellers in 2022; Dean Y. Shigemura, Marco A. Abbruzzese, Matthew K.M. Emerson, and S. Bradley Shairson in 2023; Dean Y. Shigemura, Patrick M. McGuirk, S. Bradley Shairson, and James C. Polk in 2024; Bradley S. Satenberg, Dean Y. Shigemura, S. Bradley Shairson, Marco A. Abbruzzese and Patrick M. McGuirk in 2025, as shown in the Summary Compensation Table for each respective year.

Peer Group Issuers, Footnote	(3)Peer Group used for TSR comparisons reflects the KBW Regional Bank Index.
PEO Total Compensation Amount	$ 6,016,006	$ 4,285,301	$ 4,627,918	$ 6,056,524	$ 7,339,234
PEO Actually Paid Compensation Amount	$ 6,677,585	4,360,536	4,381,686	5,674,791	8,082,521
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid for our CEO and other NEOs, the following adjustments were made to the Summary Compensation Table total pay.

	PEO ($)					Other NEO Average ($)
Adjustments (1)	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	6,016,006	4,285,301	4,627,918	6,056,524	7,339,234	1,494,016	1,384,490	1,540,927	2,661,358	3,143,609
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(2,635,463)	(1,800,014)	(3,000,067)	(3,000,075)	(4,211,668)	(623,658)	(442,514)	(750,079)	(1,350,055)	(2,003,242)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,396,471	2,095,311	2,893,835	2,665,970	3,959,251	671,136	501,939	916,492	1,190,982	1,824,565
Change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	605,410	(90,658)	(389,222)	(449,810)	389,023	314,454	(417,227)	(59,815)	(139,071)	96,406
Change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	7,906	(418,611)	(75,927)	102,798	327,875	(13,534)	(206,040)	(9,017)	18,085	79,758
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	288,204	290,422	325,514	299,384	278,806	67,679	98,404	63,340	105,803	86,341
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(949)	(1,215)	(365)	-	-	-	-	-	-	-
Compensation Actually Paid	6,677,585	4,360,536	4,381,686	5,674,791	8,082,521	1,910,093	919,052	1,701,848	2,487,102	3,227,437
(1)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Non-PEO NEO Average Total Compensation Amount	$ 1,494,016	1,384,490	1,540,927	2,661,358	3,143,609
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,910,093	919,052	1,701,848	2,487,102	3,227,437
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid for our CEO and other NEOs, the following adjustments were made to the Summary Compensation Table total pay.

	PEO ($)					Other NEO Average ($)
Adjustments (1)	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	6,016,006	4,285,301	4,627,918	6,056,524	7,339,234	1,494,016	1,384,490	1,540,927	2,661,358	3,143,609
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(2,635,463)	(1,800,014)	(3,000,067)	(3,000,075)	(4,211,668)	(623,658)	(442,514)	(750,079)	(1,350,055)	(2,003,242)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,396,471	2,095,311	2,893,835	2,665,970	3,959,251	671,136	501,939	916,492	1,190,982	1,824,565
Change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	605,410	(90,658)	(389,222)	(449,810)	389,023	314,454	(417,227)	(59,815)	(139,071)	96,406
Change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	7,906	(418,611)	(75,927)	102,798	327,875	(13,534)	(206,040)	(9,017)	18,085	79,758
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	288,204	290,422	325,514	299,384	278,806	67,679	98,404	63,340	105,803	86,341
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(949)	(1,215)	(365)	-	-	-	-	-	-	-
Compensation Actually Paid	6,677,585	4,360,536	4,381,686	5,674,791	8,082,521	1,910,093	919,052	1,701,848	2,487,102	3,227,437
(1)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The four items listed below represent the performance measures we believe are most important in linking compensation actually paid to company performance during 2025.
1.Non-Performing Assets
2.Pre-Provision Net Revenue
3.Relative Total Shareholder Return
4.Return on Common Equity

Total Shareholder Return Amount	$ 109	109	106	108	113
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ 205,902,000	$ 149,994,000	$ 171,202,000	$ 225,804,000	$ 253,372,000
Company Selected Measure Amount	0.1329	0.1085	0.1389	0.1783	0.1792
PEO Name	Peter S. Ho	Peter S. Ho	Peter S. Ho	Peter S. Ho	Peter S. Ho
Measure:: 1
Pay vs Performance Disclosure
Name	Non-Performing Assets
Non-GAAP Measure Description	(4)Return-on-Common-Equity is generally defined as the net income available to common shareholders as a percent of average common equity.
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Common Equity
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (949)	$ (1,215)	$ (365)	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,635,463)	(1,800,014)	(3,000,067)	(3,000,075)	(4,211,668)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,396,471	2,095,311	2,893,835	2,665,970	3,959,251
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,410	(90,658)	(389,222)	(449,810)	389,023
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,906	(418,611)	(75,927)	102,798	327,875
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,204	290,422	325,514	299,384	278,806
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(623,658)	(442,514)	(750,079)	(1,350,055)	(2,003,242)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,136	501,939	916,492	1,190,982	1,824,565
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,454	(417,227)	(59,815)	(139,071)	96,406
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,534)	(206,040)	(9,017)	18,085	79,758
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 67,679	$ 98,404	$ 63,340	$ 105,803	$ 86,341